Components of Other Short-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Other short-term borrowings [Abstract]
Commercial paper	€ 2,752	€ 5,274
Other	11,406	13,137
Total other short-term borrowings	€ 14,158	€ 18,411